Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	2023	2022

Denominated in R$	2,128,425	1,388,616
Denominated in US$	47,991	123,959
Denominated in other foreign currencies	—	29
	2,176,416	1,512,604